The Growth Fund of America®
Investment portfolio
May 31, 2023
unaudited

Common stocks 94.05% Information technology 23.03%	Shares	Value (000)
Microsoft Corp.	40,691,947	$13,362,828
Broadcom, Inc.	8,338,418	6,737,108
ASML Holding NV	3,604,692	2,587,327
ASML Holding NV (New York registered) (ADR)	2,407,395	1,740,378
NVIDIA Corp.	6,401,261	2,421,853
Taiwan Semiconductor Manufacturing Company, Ltd.	89,957,595	1,633,597
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	3,519,477	346,985
Micron Technology, Inc.	24,902,061	1,698,321
Salesforce, Inc.[1]	7,354,780	1,642,911
ServiceNow, Inc.[1]	2,895,879	1,577,617
Apple, Inc.	7,553,312	1,338,825
Cloudflare, Inc., Class A1	17,770,512	1,229,009
Synopsys, Inc.[1]	2,572,900	1,170,567
Applied Materials, Inc.	8,591,714	1,145,275
Motorola Solutions, Inc.	3,963,396	1,117,361
Shopify, Inc., Class A, subordinate voting shares[1]	17,175,734	982,280
Snowflake, Inc., Class A1	5,740,876	949,311
Marvell Technology, Inc.	14,003,264	819,051
MongoDB, Inc., Class A1	2,111,385	620,304
EPAM Systems, Inc.[1]	1,816,215	466,077
Intel Corp.	14,463,687	454,738
Wolfspeed, Inc.[1,2]	8,838,367	424,595
Palo Alto Networks, Inc.[1]	1,849,191	394,599
Constellation Software, Inc.	180,549	368,148
DocuSign, Inc.[1]	6,188,856	349,051
Atlassian Corp., Class A1	1,892,638	342,170
Texas Instruments, Inc.	1,701,972	295,939
Intuit, Inc.	654,000	274,105
TE Connectivity, Ltd.	2,020,775	247,505
MicroStrategy, Inc., Class A1,3	803,352	242,315
Keyence Corp.	452,200	220,055
NICE, Ltd. (ADR)[1]	1,010,491	208,101
Adobe, Inc.[1]	468,746	195,837
Monolithic Power Systems, Inc.	397,330	194,656
RingCentral, Inc., Class A1	5,562,485	193,018
Smartsheet, Inc., Class A1	3,789,626	187,890
MKS Instruments, Inc.	1,929,377	187,748
CDW Corp.	961,893	165,147
Autodesk, Inc.[1]	787,030	156,926
Trimble, Inc.[1]	2,612,928	121,945
Zscaler, Inc.[1]	889,063	120,450
HubSpot, Inc.[1]	219,682	113,793
Arista Networks, Inc.[1]	681,308	113,329
Datadog, Inc., Class A1	1,152,119	109,348
Ciena Corp.[1]	2,023,092	94,559
CrowdStrike Holdings, Inc., Class A1	541,323	86,682
The Growth Fund of America — Page 1 of 13

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Globant SA1	450,329	$82,775
Kulicke and Soffa Industries, Inc.	1,524,058	80,592
Accenture PLC, Class A	255,564	78,182
First Solar, Inc.[1]	349,037	70,841
Samsung Electronics Co., Ltd.	1,305,500	70,230
BILL Holdings, Inc.[1]	585,230	60,618
Fair Isaac Corp.[1]	73,944	58,243
GoDaddy, Inc., Class A1	787,182	57,763
Enphase Energy, Inc.[1]	317,241	55,162
QUALCOMM, Inc.	385,921	43,767
Zebra Technologies Corp., Class A1	157,953	41,474
Alteryx, Inc., Class A1	975,922	38,002
Dynatrace, Inc.[1]	667,139	34,017
Stripe, Inc., Class B1,4,5	1,123,404	22,619
GitLab, Inc., Class A1	494,342	18,271
Qorvo, Inc.[1]	162,500	15,805
Disco Corp.	78,100	11,407
		50,289,402
Consumer discretionary 17.87%
Amazon.com, Inc.[1]	62,917,563	7,586,600
Tesla, Inc.[1]	24,580,126	5,012,625
Airbnb, Inc., Class A1	21,874,876	2,401,205
Chipotle Mexican Grill, Inc.[1]	806,117	1,673,894
Royal Caribbean Cruises, Ltd.[1,2]	20,220,595	1,637,262
D.R. Horton, Inc.	14,462,638	1,545,188
Home Depot, Inc.	5,245,203	1,486,753
LVMH Moët Hennessy-Louis Vuitton SE	1,430,446	1,244,456
Flutter Entertainment PLC[1]	5,676,466	1,108,243
Flutter Entertainment PLC (CDI)[1]	272,691	53,375
DoorDash, Inc., Class A1	15,295,002	998,611
NVR, Inc.[1]	152,696	848,107
Booking Holdings, Inc.[1]	325,965	817,771
MercadoLibre, Inc.[1]	627,938	778,015
Caesars Entertainment, Inc.[1,2]	17,683,884	725,216
NIKE, Inc., Class B	5,605,143	589,997
Hilton Worldwide Holdings, Inc.	4,200,118	571,720
Hermès International	280,473	570,155
Evolution AB	4,244,971	557,661
Las Vegas Sands Corp.[1]	9,588,754	528,628
General Motors Company	15,638,254	506,836
Darden Restaurants, Inc.	3,111,086	493,169
Floor & Decor Holdings, Inc., Class A1,2	5,337,728	487,388
Burlington Stores, Inc.[1]	2,988,582	449,662
adidas AG	2,728,548	441,857
Moncler SpA	6,524,681	441,608
Polaris, Inc.[2]	3,857,278	415,467
Coupang, Inc., Class A1	24,896,068	388,379
Starbucks Corp.	3,433,365	335,234
Churchill Downs, Inc.	2,360,036	320,540
Lennar Corp., Class A	2,815,154	301,559
Etsy, Inc.[1]	3,558,841	288,444
Aptiv PLC[1]	3,227,583	284,286
Mattel, Inc.[1]	16,286,426	283,547
Wayfair, Inc., Class A1,3	6,962,212	280,716
The Growth Fund of America — Page 2 of 13

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Norwegian Cruise Line Holdings, Ltd.[1,3]	17,848,875	$265,056
Kering SA	417,921	222,621
Vail Resorts, Inc.	872,156	212,108
Amadeus IT Group SA, Class A, non-registered shares	2,617,612	187,184
Tractor Supply Co.	838,255	175,690
CarMax, Inc.[1]	2,197,927	158,712
Galaxy Entertainment Group, Ltd.[1]	23,285,000	144,371
Rivian Automotive, Inc., Class A1	9,659,835	142,289
lululemon athletica, Inc.[1]	424,258	140,824
Adient PLC[1]	4,133,000	139,241
Peloton Interactive, Inc., Class A1	18,318,027	133,355
Aramark	3,373,345	133,180
Tapestry, Inc.	2,892,300	115,750
Toll Brothers, Inc.	1,303,547	88,250
Skyline Champion Corp.[1]	1,351,978	78,591
YETI Holdings, Inc.[1]	1,985,128	72,596
YUM! Brands, Inc.	478,244	61,545
Service Corp. International	849,000	54,005
TopBuild Corp.[1]	221,563	44,680
		39,024,222
Health care 13.70%
UnitedHealth Group, Inc.	9,987,515	4,866,317
Eli Lilly and Company	6,968,958	2,992,889
Regeneron Pharmaceuticals, Inc.[1]	2,857,292	2,101,710
Thermo Fisher Scientific, Inc.	3,624,848	1,843,090
Vertex Pharmaceuticals, Inc.[1]	5,303,214	1,715,961
Alnylam Pharmaceuticals, Inc.[1,2]	7,928,596	1,466,870
Abbott Laboratories	13,911,864	1,419,010
Seagen, Inc.[1]	6,752,012	1,321,369
Stryker Corp.	3,898,470	1,074,340
Zoetis, Inc., Class A	6,055,987	987,187
GE HealthCare Technologies, Inc.	11,602,671	922,528
Danaher Corp.	3,026,252	694,888
Intuitive Surgical, Inc.[1]	2,166,266	666,863
Novo Nordisk AS, Class B	3,835,319	614,497
Karuna Therapeutics, Inc.[1,2]	2,433,857	551,390
Edwards Lifesciences Corp.[1]	6,425,110	541,187
NovoCure, Ltd.[1,2]	7,406,952	531,893
Humana, Inc.	987,589	495,641
DexCom, Inc.[1]	3,364,336	394,502
Insulet Corp.[1]	1,364,512	374,217
Moderna, Inc.[1]	2,745,634	350,645
Molina Healthcare, Inc.[1]	1,220,958	334,420
AbbVie, Inc.	2,306,710	318,234
Align Technology, Inc.[1]	1,067,000	301,598
Centene Corp.[1]	4,342,132	270,993
Mettler-Toledo International, Inc.[1]	201,785	266,734
Revvity, Inc.	2,122,051	244,715
AstraZeneca PLC	1,552,888	225,238
Zimmer Biomet Holdings, Inc.	1,638,664	208,668
Veeva Systems, Inc., Class A1	1,147,066	190,069
Penumbra, Inc.[1]	602,850	185,280
ResMed, Inc.	841,019	177,278
Pfizer, Inc.	3,545,000	134,781
The Growth Fund of America — Page 3 of 13

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Catalent, Inc.[1]	3,524,324	$131,211
Exact Sciences Corp.[1]	1,453,000	118,536
Verily Life Sciences LLC[1,4,5]	673,374	101,444
agilon health, Inc.[1]	5,011,562	99,630
Ascendis Pharma AS (ADR)[1]	933,393	81,177
BeiGene, Ltd. (ADR)[1]	306,017	67,608
Horizon Therapeutics PLC[1]	650,749	65,095
Elevance Health, Inc.	127,304	57,009
Sarepta Therapeutics, Inc.[1]	459,000	56,732
CRISPR Therapeutics AG1,3	800,865	51,287
BioMarin Pharmaceutical, Inc.[1]	574,200	49,921
R1 RCM, Inc.[1]	3,033,129	49,288
Masimo Corp.[1]	296,000	47,905
Bachem Holding AG3	407,658	42,791
Galapagos NV1	729,041	30,142
Ultragenyx Pharmaceutical, Inc.[1]	505,857	24,969
Daiichi Sankyo Company, Ltd.	690,000	22,484
Guardant Health, Inc.[1]	621,081	18,210
Biohaven, Ltd.[1]	527,378	9,234
		29,909,675
Communication services 11.57%
Alphabet, Inc., Class C1	35,435,833	4,371,719
Alphabet, Inc., Class A1	32,748,677	4,023,830
Meta Platforms, Inc., Class A1	31,369,311	8,304,084
Netflix, Inc.[1]	12,206,274	4,824,286
Take-Two Interactive Software, Inc.[1]	5,553,058	764,823
Charter Communications, Inc., Class A1	1,623,838	529,615
Comcast Corp., Class A	10,442,520	410,913
T-Mobile US, Inc.[1]	2,390,894	328,150
Iridium Communications, Inc.	3,946,314	236,937
Snap, Inc., Class A, nonvoting shares[1]	20,200,000	206,040
ZoomInfo Technologies, Inc.[1]	8,305,889	205,404
Verizon Communications, Inc.	5,272,000	187,841
Warner Bros. Discovery, Inc., Class A1	14,992,354	169,114
Paramount Global, Class B3	10,612,000	161,408
Activision Blizzard, Inc.[1]	1,582,698	126,932
Frontier Communications Parent, Inc.[1]	7,995,693	118,976
Pinterest, Inc., Class A1	4,143,806	99,203
Walt Disney Company[1]	1,057,000	92,974
Epic Games, Inc.[1,4,5]	84,249	46,230
Tencent Holdings, Ltd.	811,800	32,200
Yandex NV, Class A1,4	2,247,000	18,201
Sea, Ltd., Class A (ADR)[1]	200,000	11,482
		25,270,362
Industrials 9.98%
General Electric Co.	30,806,147	3,127,748
TransDigm Group, Inc.	2,702,972	2,091,154
Carrier Global Corp.[2]	48,604,841	1,987,938
Old Dominion Freight Line, Inc.	4,765,337	1,479,351
Boeing Company[1]	6,792,697	1,397,258
Caterpillar, Inc.	6,249,532	1,285,841
Uber Technologies, Inc.[1]	23,944,947	908,232
Airbus SE, non-registered shares	6,827,375	894,270
The Growth Fund of America — Page 4 of 13

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
United Airlines Holdings, Inc.[1]	16,330,189	$775,112
Raytheon Technologies Corp.	5,197,279	478,877
HEICO Corp.	2,795,023	432,055
HEICO Corp., Class A	304,677	37,125
Safran SA	3,156,652	456,994
Waste Connections, Inc.	3,287,006	449,169
Ryanair Holdings PLC (ADR)[1]	4,116,904	432,604
Ryanair Holdings PLC[1]	315,525	5,548
Delta Air Lines, Inc.[1]	11,814,795	429,232
Rockwell Automation	1,468,364	409,086
Jacobs Solutions, Inc.	3,695,620	405,040
Axon Enterprise, Inc.[1]	2,089,713	403,127
CSX Corp.	12,896,910	395,548
Canadian Pacific Kansas City, Ltd.	4,327,918	329,787
Robert Half International, Inc.	4,563,138	296,695
Chart Industries, Inc.[1,2]	2,643,904	290,116
Saia, Inc.[1]	1,016,249	288,777
Otis Worldwide Corp.	3,525,235	280,291
United Rentals, Inc.	829,662	276,933
Ceridian HCM Holding, Inc.[1]	4,121,079	254,889
ABB, Ltd.	4,700,796	171,670
Equifax, Inc.	803,997	167,730
Southwest Airlines Co.	5,158,000	154,070
Genpact, Ltd.	4,039,906	148,588
Rentokil Initial PLC	17,927,771	142,416
AMETEK, Inc.	930,696	135,016
Advanced Drainage Systems, Inc.	1,253,151	121,267
Copart, Inc.[1]	994,400	87,100
Simpson Manufacturing Co., Inc.	686,564	81,145
Armstrong World Industries, Inc.	1,238,501	77,332
Paylocity Holding Corp.[1]	347,992	60,116
Northrop Grumman Corp.	112,462	48,976
TELUS International (Cda), Inc., subordinate voting shares[1,3]	2,197,547	34,282
ManpowerGroup, Inc.	357,039	25,053
Concentrix Corp.	269,462	23,632
TFI International, Inc.	96,415	10,151
Einride AB1,4,5	267,404	9,338
		21,796,679
Financials 8.10%
Mastercard, Inc., Class A	10,525,013	3,841,840
Visa, Inc., Class A	5,550,105	1,226,740
KKR & Co., Inc.	16,815,180	865,814
Morgan Stanley	9,850,563	805,382
MSCI, Inc.	1,596,687	751,289
Goldman Sachs Group, Inc.	1,783,509	577,679
Berkshire Hathaway, Inc., Class B1	1,727,729	554,739
Progressive Corp.	4,295,417	549,427
JPMorgan Chase & Co.	3,872,462	525,532
Blackstone, Inc.	5,967,153	511,027
Marsh & McLennan Companies, Inc.	2,679,271	463,996
Block, Inc., Class A1	7,222,814	436,186
BlackRock, Inc.	654,731	430,518
Discover Financial Services	3,921,032	402,847
Apollo Asset Management, Inc.	5,837,360	390,228
The Growth Fund of America — Page 5 of 13

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Wells Fargo & Company	9,637,890	$383,684
Fiserv, Inc.[1]	3,357,570	376,686
American International Group, Inc.	6,742,851	356,225
Affirm Holdings, Inc., Class A1,3	21,130,001	313,992
Fidelity National Information Services, Inc.	5,321,453	290,392
Arch Capital Group, Ltd.[1]	3,889,441	271,094
CME Group, Inc., Class A	1,462,326	261,391
Bank of America Corp.	9,302,747	258,523
S&P Global, Inc.	689,030	253,170
Essent Group, Ltd.[2]	5,465,000	241,389
Blue Owl Capital, Inc., Class A	22,019,854	225,703
Toast, Inc., Class A1	10,528,663	220,786
Ryan Specialty Holdings, Inc., Class A1	4,965,000	202,522
Capital One Financial Corp.	1,787,700	186,296
Nu Holdings, Ltd., Class A1	24,839,912	167,421
Chubb, Ltd.	847,231	157,416
HDFC Bank, Ltd.	4,458,000	86,800
HDFC Bank, Ltd. (ADR)	1,007,000	64,851
Ares Management Corp., Class A	1,610,284	140,240
AIA Group, Ltd.	14,270,688	136,867
Nasdaq, Inc.	2,317,900	128,296
Corebridge Financial, Inc.	7,496,488	124,592
UBS Group AG	6,090,000	115,280
LPL Financial Holdings, Inc.	540,515	105,281
T. Rowe Price Group, Inc.	912,000	97,730
Tradeweb Markets, Inc., Class A	1,029,030	68,894
Trupanion, Inc.[1,3]	1,985,685	44,618
Nuvei Corp., subordinate voting shares[1]	992,703	31,145
Rocket Companies, Inc., Class A1	3,595,941	28,839
		17,673,367
Energy 3.98%
Cenovus Energy, Inc. (CAD denominated)	77,256,906	1,234,403
Cenovus Energy, Inc.	16,163,686	258,296
EOG Resources, Inc.	10,088,849	1,082,433
Canadian Natural Resources, Ltd. (CAD denominated)	19,493,065	1,050,112
Halliburton Co.	25,646,179	734,763
Schlumberger NV	15,133,343	648,161
ConocoPhillips	5,687,596	564,778
Hess Corp.	4,278,289	541,931
Baker Hughes Co., Class A	15,408,145	419,872
Tourmaline Oil Corp.[3]	9,819,216	410,490
Chevron Corp.	2,568,178	386,819
Pioneer Natural Resources Company	1,686,563	336,368
Weatherford International[1,2]	4,553,214	256,983
Cheniere Energy, Inc.	1,807,000	252,564
Chesapeake Energy Corp.	3,334,855	250,948
Antero Resources Corp.[1]	4,775,000	97,458
New Fortress Energy, Inc., Class A	3,417,776	89,785
Diamondback Energy, Inc.	445,000	56,582
Equitrans Midstream Corp.	1,089,167	9,291
		8,682,037
The Growth Fund of America — Page 6 of 13

unaudited
Common stocks (continued) Consumer staples 2.78%	Shares	Value (000)
Philip Morris International, Inc.	12,189,463	$1,097,174
Costco Wholesale Corp.	1,299,823	664,937
Dollar Tree Stores, Inc.[1]	4,836,437	652,339
Dollar General Corp.	3,050,461	613,417
Constellation Brands, Inc., Class A	2,025,783	492,204
British American Tobacco PLC	11,564,427	367,479
Target Corp.	2,585,000	338,454
Altria Group, Inc.	5,431,891	241,285
Performance Food Group Co.[1]	3,856,520	213,227
L’Oréal SA, non-registered shares	463,413	197,642
Monster Beverage Corp.[1]	3,202,800	187,748
Estée Lauder Companies, Inc., Class A	957,141	176,143
Reckitt Benckiser Group PLC	2,176,958	169,143
Molson Coors Beverage Company, Class B, restricted voting shares	2,574,742	159,248
Seven & i Holdings Co., Ltd.	3,415,600	143,292
Fever-Tree Drinks PLC[2]	7,436,086	125,339
Keurig Dr Pepper, Inc.	3,125,000	97,250
Archer Daniels Midland Company	1,133,240	80,063
Celsius Holdings, Inc.[1]	312,743	39,259
JUUL Labs, Inc., Class A1,4,5	433,213	3,873
		6,059,516
Materials 2.12%
Linde PLC	3,395,735	1,200,935
Freeport-McMoRan, Inc.	18,029,231	619,124
Vale SA (ADR), ordinary nominative shares	34,748,431	440,610
Vale SA, ordinary nominative shares	3,287,522	41,349
Sherwin-Williams Company	1,772,385	403,714
Corteva, Inc.	5,857,425	313,314
Shin-Etsu Chemical Co., Ltd.	7,744,500	238,852
ATI, Inc.[1]	5,968,619	206,395
Steel Dynamics, Inc.	2,200,000	202,180
Mosaic Co.	6,116,927	195,497
Glencore PLC	38,138,645	195,202
Celanese Corp.	1,819,195	189,233
Summit Materials, Inc., Class A	3,835,753	121,325
Albemarle Corp.	569,941	110,301
Lundin Mining Corp.	14,157,757	98,974
Nutrien, Ltd. (CAD denominated)	809,276	42,637
		4,619,642
Utilities 0.69%
PG&E Corp.[1]	59,799,163	1,012,998
AES Corp.	10,837,596	213,934
Constellation Energy Corp.	2,397,902	201,472
Edison International	670,767	45,290
NextEra Energy, Inc.	402,588	29,574
		1,503,268
Real estate 0.23%
Zillow Group, Inc., Class C, nonvoting shares[1]	4,710,991	214,868
Equinix, Inc. REIT	210,963	157,284
American Tower Corp. REIT	267,183	49,279
The Growth Fund of America — Page 7 of 13

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
SBA Communications Corp. REIT, Class A	216,274	$47,965
Crown Castle, Inc. REIT	381,000	43,133
		512,529
Total common stocks (cost: $110,761,506,000)		205,340,699
Preferred securities 0.40% Consumer discretionary 0.19%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	1,458,138	181,032
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares[1,4,5]	1,164,589	106,818
Waymo, LLC, Series B-2, preferred shares[1,4,5]	163,537	15,000
GM Cruise Holdings, LLC, Series F, preferred shares[1,4,5]	5,205,500	106,036
		408,886
Information technology 0.12%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,4,5]	7,098,300	142,918
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,4,5]	376,444	7,580
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,366,500	60,333
Tipalti Solutions, Ltd., Series F, preferred shares[1,4,5]	3,800,381	20,750
Chime Financial, Inc., Series G, preferred shares[1,4,5]	1,433,730	18,710
PsiQuantum Corp., Series D, preferred shares[1,4,5]	613,889	16,452
		266,743
Financials 0.08%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	46,278,088	72,657
Fannie Mae, Series T, 8.25% noncumulative preferred shares[1]	6,954,484	9,945
Fannie Mae, Series O, 7.00% noncumulative preferred shares[1]	1,739,366	4,401
Fannie Mae, Series R, 7.625% noncumulative preferred shares[1]	837,675	1,139
Fannie Mae, Series P, (3-month USD-LIBOR + 0.75%) 4.50% noncumulative preferred shares[1]	190,000	237
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,3]	51,781,069	74,306
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative preferred shares[1]	239,000	336
Federal Home Loan Mortgage Corp., Series V, 5.57% preferred shares[1]	212,500	276
		163,297
Industrials 0.01%
ABL Space Systems Co., Series B2, preferred shares[1,4,5]	576,000	18,392
Einride AB, Series C, preferred shares[1,4,5]	214,305	7,286
		25,678
Total preferred securities (cost: $1,299,904,000)		864,604
Rights & warrants 0.01% Energy 0.01%
Cenovus Energy, Inc., warrants, expire 1/1/2026[1]	1,056,329	11,867
Total rights & warrants (cost: $3,560,000)		11,867
Convertible stocks 0.02% Financials 0.02%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023	624,711	38,713
Total convertible stocks (cost: $38,526,000)		38,713
The Growth Fund of America — Page 8 of 13

unaudited
Convertible bonds & notes 0.02% Consumer discretionary 0.02%		Principal amount (000)	Value (000)
Rivian Automotive, Inc., convertible notes, 4.625% 3/15/2029[6]		USD40,000	$40,460
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 6/15/2023[2]		15,692	16,132
Total convertible bonds & notes (cost: $55,686,000)			56,592
Short-term securities 5.82% Money market investments 5.55%		Shares
Capital Group Central Cash Fund 5.11%[2,7]		121,259,179	12,124,705
Money market investments purchased with collateral from securities on loan 0.16%
Capital Group Central Cash Fund 5.11%[2,7,8]		2,825,565	282,528
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.04%[7,8]		27,026,837	27,027
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[7,8]		26,352,504	26,353
			335,908
U.S. Treasury bills 0.11%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury 11/16/2023	4.973%	USD250,750	244,669
Total short-term securities (cost: $12,704,451,000)			12,705,282
Total investment securities 100.32% (cost: $124,863,633,000)			219,017,757
Other assets less liabilities (0.32)%			(692,171)
Net assets 100.00%			$218,325,586
Investments in affiliates2

	Value of affiliates at 9/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 5/31/2023 (000)	Dividend or interest income (000)
Common stocks 4.19%
Information technology 0.19%
Wolfspeed, Inc.[1]	$665,758	$288,293	$62,654	$(3,623)	$(463,179)	$424,595	$—
MongoDB, Inc., Class A1,9	1,602,235	49,784	466,498	(39,512)	(525,705)	—	—
						424,595
Consumer discretionary 1.50%
Royal Caribbean Cruises, Ltd.[1]	364,007	570,776	34,902	4,286	733,095	1,637,262	—
Caesars Entertainment, Inc.[1]	731,375	34,294	772	135	(39,816)	725,216	—
Floor & Decor Holdings, Inc., Class A1	457,895	—	25,586	1,598	53,481	487,388	—
Polaris, Inc.	437,326	—	411	56	(21,504)	415,467	7,483
Mattel, Inc.[1,9]	513,000	58,405	181,737	(26,878)	(79,243)	—	—
D.R. Horton, Inc.[9]	1,100,035	389,710	574,150	245,144	384,449	—	13,654
NVR, Inc.[1,9]	751,119	61,056	227,854	36,651	227,135	—	—
						3,265,333
Health care 1.17%
Alnylam Pharmaceuticals, Inc.[1]	1,254,316	385,515	1,277	601	(172,285)	1,466,870	—
Karuna Therapeutics, Inc.[1]	208,398	290,415	192	112	52,657	551,390	—
NovoCure, Ltd.[1]	571,177	37,099	587	310	(76,106)	531,893	—
The Growth Fund of America — Page 9 of 13

unaudited
Investments in affiliates2 (continued)

	Value of affiliates at 9/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 5/31/2023 (000)	Dividend or interest income (000)
Seagen, Inc.[1,9]	$1,054,082	$492,987	$725,641	$299,468	$200,473	$—	$—
Oak Street Health, Inc.[10]	215,675	91,011	480,310	133,724	39,900	—	—
Teva Pharmaceutical Industries, Ltd. (ADR)[10]	531,464	—	490,399	(101,994)	60,929	—	—
						2,550,153
Industrials 1.04%
Carrier Global Corp.	2,102,542	30,325	255,343	(45,974)	156,388	1,987,938	26,816
Chart Industries, Inc.[1]	420,355	74,829	410	144	(204,802)	290,116	—
Old Dominion Freight Line, Inc.[9]	1,519,417	291,568	575,554	110,352	133,568	—	5,462
						2,278,054
Financials 0.11%
Essent Group, Ltd.	218,751	—	210	1	22,847	241,389	3,989
Energy 0.12%
Weatherford International[1]	128,248	—	133	44	128,824	256,983	—
Consumer staples 0.06%
Fever-Tree Drinks PLC	78,906	—	73	(46)	46,552	125,339	1,444
Total common stocks						9,141,846
Convertible bonds & notes 0.01%
Consumer discretionary 0.01%
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 6/15/2023	15,513	—	15	— [11]	634	16,132	605
Short-term securities 5.68%
Money market investments 5.55%
Capital Group Central Cash Fund 5.11%[7]	14,830,410	18,671,794	21,378,926	(615)	2,042	12,124,705	435,237
Money market investments purchased with collateral from securities on loan 0.13%
Capital Group Central Cash Fund 5.11%[7,8]	231,424	51,104 [12]				282,528	— [13]
Total short-term securities						12,407,233
Total 9.88%				$613,984	$660,334	$21,565,211	$494,690
Restricted securities5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,4]	3/15/2023	$142,918	$142,918	.07%
Stripe, Inc., Class B1,4	5/6/2021	45,080	22,619.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,4]	3/15/2021	15,105	7,580	.00 [14]
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares[1,4]	5/1/2020	100,000	106,818.05
Waymo, LLC, Series B-2, preferred shares[1,4]	6/11/2021	15,000	15,000	.00 [14]
GM Cruise Holdings, LLC, Series F, preferred shares[1,4]	5/7/2020	95,000	106,036.05
Verily Life Sciences LLC[1,4]	12/21/2018	83,000	101,444.04
Epic Games, Inc.[1,4]	3/29/2021	74,560	46,230.02
Tipalti Solutions, Ltd., Series F, preferred shares[1,4]	12/1/2021	65,064	20,750.01
Chime Financial, Inc., Series G, preferred shares[1,4]	8/24/2021	99,027	18,710.01
ABL Space Systems Co., Series B2, preferred shares[1,4]	10/22/2021	39,166	18,392.01
Einride AB1,4	2/1/2023	9,092	9,338.01
Einride AB, Series C, preferred shares[1,4]	11/23/2022	7,286	7,286	.00 [14]
The Growth Fund of America — Page 10 of 13

unaudited
Restricted securities5 (continued)

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
PsiQuantum Corp., Series D, preferred shares[1,4]	5/28/2021	$16,100	$16,452	.01%
JUUL Labs, Inc., Class A1,4	4/8/2019	120,000	3,873	.00 [14]
Total		$926,398	$643,446	.29%

[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $362,045,000, which represented .17% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $643,446,000, which represented .29% of the net assets of the fund.

[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $40,460,000, which represented .02% of the net assets of the fund.

[7]	Rate represents the seven-day yield at 5/31/2023.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Affiliated issuer during the reporting period but no longer an affiliate at 5/31/2023. Refer to the investment portfolio for the security value at 5/31/2023.
[10]	Affiliated issuer during the reporting period but no longer held at 5/31/2023.
[11]	Amount less than one thousand.
[12]	Represents net activity.
[13]	Dividend income is included with securities lending income and is not shown in this table.
[14]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Growth Fund of America — Page 11 of 13

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of May 31, 2023 (dollars in thousands):
The Growth Fund of America — Page 12 of 13

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$50,266,783	$—	$22,619	$50,289,402
Consumer discretionary	39,024,222	—	—	39,024,222
Health care	29,808,231	—	101,444	29,909,675
Communication services	25,205,931	—	64,431	25,270,362
Industrials	21,787,341	—	9,338	21,796,679
Financials	17,673,367	—	—	17,673,367
Energy	8,682,037	—	—	8,682,037
Consumer staples	6,055,643	—	3,873	6,059,516
Materials	4,619,642	—	—	4,619,642
Utilities	1,503,268	—	—	1,503,268
Real estate	512,529	—	—	512,529
Preferred securities	404,662	—	459,942	864,604
Rights & warrants	11,867	—	—	11,867
Convertible stocks	38,713	—	—	38,713
Convertible bonds & notes	—	56,592	—	56,592
Short-term securities	12,460,613	244,669	—	12,705,282
Total	$218,054,849	$301,261	$661,647	$219,017,757

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-005-0723O-S96444
The Growth Fund of America — Page 13 of 13